Fair Value Measurement (Details 6)	12 Months Ended
Dec. 31, 2019 USD ($)
Fair Value Disclosures [Abstract]
Upward adjustments	$ 1,017,468
Total unrealized gain for non-marketable investments	$ 1,017,468